Derivatives (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended																					1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011 FHN [Member] years	Dec. 31, 2010 FHN [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2010 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member] FHN [Member]	Dec. 31, 2010 Derivative Instruments With Accelerated Termination Provisions [Member] FHN [Member]	Dec. 31, 2010 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] FHN [Member]	Jun. 30, 2010 Subordinated Debentures Subject To Mandatory Redemption - Amounts Redeemed [Member] FHN [Member]	Dec. 31, 2011 Hedge Of Held-To-Maturity Trust Preferred Loans [Member]	Dec. 31, 2010 Hedge Of Held-To-Maturity Trust Preferred Loans [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2010 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member] FHN [Member]	Dec. 31, 2010 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member] FHN [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] FHN [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] FHN [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] FHN [Member]	Dec. 31, 2010 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] FHN [Member]	Sep. 30, 2011 Visa Class B Shares [Member]	Dec. 31, 2010 Visa Class B Shares [Member]	Feb. 29, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Interest [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables		$ 192,600,000	$ 160,800,000
Collateral received											270,300,000	216,800,000								270,300,000	216,800,000
Collateral cash payables		149,100,000	145,500,000
Securities posted collateral									36,800,000	36,800,000								179,800,000	159,600,000
Net fair value of derivative liabilities with credit-risk related contingent accelerated termination provisions											39,600,000	37,800,000
Net fair value of derivative assets with credit-risk related contingent accelerated termination provisions										189,500,000	244,600,000
Net fair value of derivative assets with adjustable posting thresholds																				245,000,000	189,500,000
Net fair value of derivative liabilities with adjustable posting thresholds																				187,700,000	166,300,000
Total trading revenues		327,700,000	390,100,000
Certain term borrowings total																						904,000,000	904,000,000			500,000,000
Net fair value of interest rate derivatives hedging long-term debt using the long-haul method																						99,200,000	105,700,000	2,100,000		25,700,000	4,100,000
Noncallable senior debt maturing date		December 2015
Net fair value of interest rate derivatives hedging subordinated debt using long-haul method																8,800,000	17,200,000								12,600,000
Other long-term debt		2,481,660,000	3,228,070,000				848,654,000	928,831,000					200,000,000	200,000,000	200,000,000
Hedged held-to-maturity trust preferred loans principal balance							196,300,000	211,600,000
Fixed rate conversion termination period, years							5
Estimated conversion ratio			51.00%	43.00%		49.00%																								43.00%
Additional amount deposited into escrow account by Visa		1,600,000,000				400,000,000
Cash payment to counterparty	700,000
Derivative Liabilities Related To Sale		8,000,000	1,000,000		2,500,000																										3,900,000
Hedged amount of foreign currency denominated loans		$ 800,000
Number of Visa Class B shares sold																												895,000	440,000